Debt, Cash and Cash Equivalents - Additional Information (Details)	1 Months Ended		6 Months Ended
	Apr. 30, 2020 EUR (€) tranche	Mar. 31, 2020 EUR (€) tranche	Jun. 30, 2020 EUR (€) bond	Jun. 30, 2020 USD ($)	Jun. 15, 2020 USD ($)	Jun. 04, 2020 EUR (€)	Mar. 21, 2020 EUR (€)	Jan. 13, 2020 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 500,000,000	€ 1,500,000,000
Number of tranches | tranche	2	2
Number of bond issues redeemed | bond			5
One Billion Of Fixed Rate Bonds Maturing April Two Thousand Twenty Five
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 250,000,000		€ 1,000,000,000
Bonds, interest rate			1.00%	1.00%
One Million Bonds Maturing January Two Thousand Twenty
Disclosure of detailed information about borrowings [Line Items]
Notional amount								€ 1,000,000,000
One Million Bonds Maturing March Two Thousand Twenty
Disclosure of detailed information about borrowings [Line Items]
Notional amount							€ 1,000,000,000
Five Million Bonds Maturing March Two Thousand Twenty
Disclosure of detailed information about borrowings [Line Items]
Notional amount							€ 500,000,000
One Billion Bonds Maturing September Two Thousand Twenty
Disclosure of detailed information about borrowings [Line Items]
Notional amount						€ 1,000,000,000
Five Million Bonds Maturing June Two Thousand Twenty
Disclosure of detailed information about borrowings [Line Items]
Notional amount | $					$ 500,000,000
Seven Hundred And Fifty Million Of Fixed Rate Bonds Maturing March Two Thousand Twenty Five
Disclosure of detailed information about borrowings [Line Items]
Notional amount		€ 750,000,000
Bonds, interest rate		1.00%
Seven Hundred and Fifty Million Of Fixed Rate Bonds Maturing March Two Thousand Thirty
Disclosure of detailed information about borrowings [Line Items]
Notional amount		€ 750,000,000
Bonds, interest rate		1.50%
One Billion Of Fixed Rate Bonds Maturing April Two Thousand Thirty
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 250,000,000		€ 1,000,000,000
Bonds, interest rate			1.50%	1.50%
Syndicated credit facility, expires in 2020
Disclosure of detailed information about borrowings [Line Items]
Credit facilities maximum amount | $				$ 4,000,000,000
Syndicated credit facility, expires in 2021
Disclosure of detailed information about borrowings [Line Items]
Credit facilities maximum amount | $				4,000,000,000
Commercial paper program in France
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs			€ 6,000,000,000
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $				10,000,000,000
Average drawdown | $				$ 2,600,000,000